Income and Social Contribution Taxes - Summary of Recovery of Deferred Tax Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	R$ 959,945	R$ 839,553
Up to 1 year [member]
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	181,343
From 1 to 2 years [member]
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	117,990
From 2 to 3 years [member]
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	172,439
From 3 to 5 years [member]
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	169,119
From 5 to 7 years [member]
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	224,291
From 7 to 10 Years[member]
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	R$ 94,763